Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II
UNITED TECHNOLOGIES CORPORATION AND SUBSIDIARIES
Valuation and Qualifying Accounts
Three years ended December 31, 2016
(Millions of Dollars)

Allowances for Doubtful Accounts and Other Customer Financing Activity:
Balance, December 31, 2013	$538
Provision charged to income	93
Doubtful accounts written off (net)	(91)
Other adjustments	(46)
Balance, December 31, 2014	494
Provision charged to income	137
Doubtful accounts written off (net)	(59)
Other adjustments	(19)
Balance, December 31, 2015	553
Provision charged to income	64
Doubtful accounts written off (net)	(105)
Other adjustments	(45)
Balance, December 31, 2016	$467
Future Income Tax Benefits—Valuation allowance:
Balance, December 31, 2013	$942
Additions charged to income tax expense	91
Reductions credited to income tax expense	(55)
Other adjustments [1]	(366)
Balance, December 31, 2014	612
Additions charged to income tax expense	42
Additions charged to goodwill, due to acquisitions	7
Reductions credited to income tax expense	(41)
Other adjustments [1]	(29)
Balance, December 31, 2015	591
Additions charged to income tax expense	32
Reductions credited to income tax expense	(61)
Other adjustments	(17)
Balance, December 31, 2016	$545

Note 1: Included in Other adjustments in the table above are adjustments to valuation allowances associated with an agreement with a state taxing authority for the monetization of tax credits.